Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Total	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2021		$ 227,674,000	$ 13,647,000	$ 145,000	$ 90,644,000	$ (4,000)
Statement Line Items [Line Items]
Purchased and cancelled during the period		0
Stock-based compensation (note 9)				1,044,000
Adjustment for purchased and cancelled common shares					0
Net income (loss)	$ 16,229,000				16,229,000
Dividends paid on common and preferred shares					(2,802,000)
Other comprehensive income (loss)						71,000
Balance, end of the period at Jul. 31, 2022	346,648,000	227,674,000	241,321,000	1,189,000	104,071,000	67,000
Balance at Apr. 30, 2022		227,674,000	13,647,000	765,000	99,285,000	43,000
Statement Line Items [Line Items]
Purchased and cancelled during the period		0
Stock-based compensation (note 9)				424,000
Adjustment for purchased and cancelled common shares					0
Net income (loss)	5,720,000				5,720,000
Dividends paid on common and preferred shares					(934,000)
Other comprehensive income (loss)						24,000
Balance, end of the period at Jul. 31, 2022	346,648,000	227,674,000	241,321,000	1,189,000	104,071,000	67,000
Balance at Oct. 31, 2022	350,675,000	225,982,000	13,647,000	1,612,000	109,335,000	99,000
Statement Line Items [Line Items]
Purchased and cancelled during the period		(11,438,000)			(1,900,000)
Stock-based compensation (note 9)				727,000
Adjustment for purchased and cancelled common shares					(1,854,000)
Net income (loss)	29,683,000				29,683,000
Dividends paid on common and preferred shares					(2,703,000)
Other comprehensive income (loss)						(47,000)
Balance, end of the period at Jul. 31, 2023	365,043,000	214,544,000	228,191,000	2,339,000	134,461,000	52,000
Balance at Apr. 30, 2023		215,233,000	13,647,000	2,147,000	125,398,000	94,000
Statement Line Items [Line Items]
Purchased and cancelled during the period		(689,000)			(45,000)
Stock-based compensation (note 9)				192,000
Adjustment for purchased and cancelled common shares					(45,000)
Net income (loss)	10,003,000				10,003,000
Dividends paid on common and preferred shares					(895,000)
Other comprehensive income (loss)						(42,000)
Balance, end of the period at Jul. 31, 2023	$ 365,043,000	$ 214,544,000	$ 228,191,000	$ 2,339,000	$ 134,461,000	$ 52,000